Related Party Disclosures - Summary of Transactions with Related Parties (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Purchases	₽ 401	₽ 497	₽ 478
Sales	155	184	162
Other loss (income)	(42)	(39)	30
Financial assets from	57	63
Financial liabilities to	(513)	(58)
Total outstanding, net	(456)	5
Associates [member]
Disclosure of transactions between related parties [line items]
Purchases	121	230	200
Sales	103	134	117
Other loss (income)	(33)	(6)	(11)
Financial assets from	7	16
Financial liabilities to	(13)	(23)
Total outstanding, net	(6)	(7)
Controlling shareholders and entities under control of the Group's controlling shareholders [member]
Disclosure of transactions between related parties [line items]
Purchases	280	267	278
Sales	52	50	45
Other loss (income)	(9)	(33)	₽ 41
Financial assets from	50	47
Financial liabilities to	(500)	(35)
Total outstanding, net	₽ (450)	₽ 12